SCHEDULE OF IDENTIFIABLE INTANGIBLES (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 2,493	$ 2,493	$ 2,132
Less accumulated amortization	(2,181)	(2,152)	(1,862)
Net intangible assets	312	341	270
Patents And Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	2,136	2,136	1,775
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	330	330	330
Other Intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 27	$ 27	$ 27